Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by geography (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]
On-balance sheet
Cash and balances at central banks	£ 136,359	£ 171,036	[1],[2]	£ 102,328
Cash collateral and settlement balances	74,352	77,172	[1]
Loans and advances at amortised cost	136,959	324,590	[1]
Reverse repurchase agreements and other similar secured lending	1,613	12,546	[1]
Trading portfolio assets	104,038	113,755	[1]
Financial assets at fair value through the income statement	145,250	116,282	[1]
Derivative financial instruments	222,683	237,987	[1]
Financial assets at fair value through other comprehensive income	44,994	0	[1]
Total Assets	877,700	1,129,343	[1]
Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	136,359	171,036	[3]
Cash collateral and settlement balances	74,352	77,172	[3]
Loans and advances at amortised cost	136,959	324,590	[3]
Reverse repurchase agreements and other similar secured lending	1,613	12,546	[3]
Trading portfolio assets	104,038	113,755	[3]
Financial assets at fair value through the income statement	145,250	116,282	[3]
Derivative financial instruments	222,683	237,987	[3]
Financial assets at fair value through other comprehensive income	44,994
Other assets	699	2,994
Total Assets	877,700	1,129,343	[3]
Off-balance sheet
Contingent liabilities	19,394	19,012
Total off-balance sheet	277,162	334,585
Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	136,359	171,036
Cash collateral and settlement balances	74,352	77,172
Loans and advances at amortised cost	136,959	324,590
Reverse repurchase agreements and other similar secured lending	1,613	12,546
Trading portfolio assets	64,368	54,335
Financial assets at fair value through the income statement	140,078	111,611
Derivative financial instruments	222,683	237,987
Financial assets at fair value through other comprehensive income	44,983
Financial investments - debt securities		57,129
Other assets	699	2,994
Total Assets	822,094	1,049,400
Off-balance sheet
Contingent liabilities	19,394	19,012
Loan commitments	257,768	315,573
Total off-balance sheet	277,162	334,585
Total	1,099,256	1,383,985
United Kingdom [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	39,143	53,069
Cash collateral and settlement balances	24,611	23,856
Loans and advances at amortised cost	54,700	240,689
Reverse repurchase agreements and other similar secured lending	45	203
Trading portfolio assets	12,296	10,604
Financial assets at fair value through the income statement	30,305	33,923
Derivative financial instruments	69,943	81,974
Financial assets at fair value through other comprehensive income	9,529
Financial investments - debt securities		17,471
Other assets	448	1,551
Total Assets	241,020	463,340
Off-balance sheet
Contingent liabilities	5,001	7,603
Loan commitments	42,224	105,912
Total off-balance sheet	47,225	113,515
Total	288,245	576,855
Europe [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	51,395	57,158
Cash collateral and settlement balances	22,309	24,311
Loans and advances at amortised cost	27,470	27,211
Reverse repurchase agreements and other similar secured lending	97	375
Trading portfolio assets	13,374	13,621
Financial assets at fair value through the income statement	20,984	23,724
Derivative financial instruments	80,003	81,566
Financial assets at fair value through other comprehensive income	21,546
Financial investments - debt securities		23,598
Other assets	137	1,179
Total Assets	237,315	252,743
Off-balance sheet
Contingent liabilities	3,572	3,039
Loan commitments	34,447	36,084
Total off-balance sheet	38,019	39,123
Total	275,334	291,866
Americas [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	36,045	56,034
Cash collateral and settlement balances	22,184	23,440
Loans and advances at amortised cost	46,799	47,850
Reverse repurchase agreements and other similar secured lending	68	10,521
Trading portfolio assets	34,369	25,679
Financial assets at fair value through the income statement	73,475	46,288
Derivative financial instruments	58,699	57,858
Financial assets at fair value through other comprehensive income	10,959
Financial investments - debt securities		14,110
Other assets	110	148
Total Assets	282,708	281,928
Off-balance sheet
Contingent liabilities	8,996	6,708
Loan commitments	175,951	168,003
Total off-balance sheet	184,947	174,711
Total	467,655	456,639
Africa and middle east [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	712	57
Cash collateral and settlement balances	376	870
Loans and advances at amortised cost	3,038	3,385
Reverse repurchase agreements and other similar secured lending	1,320	32
Trading portfolio assets	713	473
Financial assets at fair value through the income statement	1,758	1,611
Derivative financial instruments	1,866	2,792
Financial assets at fair value through other comprehensive income	163
Financial investments - debt securities		114
Other assets	1	33
Total Assets	9,947	9,367
Off-balance sheet
Contingent liabilities	536	529
Loan commitments	1,836	1,608
Total off-balance sheet	2,372	2,137
Total	12,319	11,504
Asia [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	9,064	4,718
Cash collateral and settlement balances	4,872	4,695
Loans and advances at amortised cost	4,952	5,455
Reverse repurchase agreements and other similar secured lending	83	1,415
Trading portfolio assets	3,616	3,958
Financial assets at fair value through the income statement	13,556	6,065
Derivative financial instruments	12,172	13,797
Financial assets at fair value through other comprehensive income	2,786
Financial investments - debt securities		1,836
Other assets	3	83
Total Assets	51,104	42,022
Off-balance sheet
Contingent liabilities	1,289	1,133
Loan commitments	3,310	3,966
Total off-balance sheet	4,599	5,099
Total	£ 55,703	£ 47,121

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Following the sale of the UK banking business on 1 April 2018 by the Group, the con tinuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[3]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.